Former Variable Interest Entities (“VIEs”)	6 Months Ended
Dec. 31, 2025
Former Variable Interest Entities (“VIEs”) [Abstract]
Former Variable Interest Entities (“VIEs”)

(14) Former Variable Interest Entities (“VIEs”)

Termination of the Former VIE Agreements

Historically, foreign ownership of certain parts of the Group’s businesses including fund management services was subject to restrictions under current PRC laws and regulations. The Company is a Cayman Islands company and the government of the Cayman Islands has not entered into a memorandum of understanding on bilateral regulatory cooperation with the China Securities Regulatory Commission (the “CSRC”). Accordingly, the Company was not eligible to conduct the fund management business by directly establishing a foreign-invested fund management company. To comply with PRC laws and regulations and utilize the ability in providing fund management services, the Group conducted its business activities through the VIE, Puyi Bohui, in which the Group owned 0.96% equity interests, and its subsidiaries in China. This structure was dissolved in September 2025 upon the disposal of the Group’s wealth management segment, which included the sale of Puyi Consulting, Puyi Bohui, and its subsidiaries, and the termination of all related contractual arrangements.

Separately, PRC laws, regulations, and rules also restrict and impose conditions on direct foreign investment in value-added telecommunication services, and therefore prior to December 27, 2024, the Group operated the internet-based insurance distribution business through its former consolidated VIEs, namely Xinbao Investment, and RONS Technologies, and their subsidiaries. On December 27, 2024, the Group transferred all of the interests in Fanhua RONS Technologies, Xinbao Investment and its subsidiaries to BGM in exchange for 72% of BGM Group Ltd.’s issued and outstanding ordinary shares. This structure was dissolved on December 27, 2024, when the Group transferred all of its interests in these VIEs to BGM in a share exchange transaction. All related contractual arrangements were terminated upon completion of this transaction.

The following is a summary of the contractual agreements that the Group, through the WFOEs, entered into with the consolidated VIEs. The WFOEs referred to herein are (i) Puyi Enterprises Management Consulting Co., Ltd., (ii) Fanhua Insurance Sales Service Group Company Limited, and (iii) Beijing Fanlian Investment Co., Ltd.

Former VIE Agreements that Provided the Group Effective Control over Puyi Bohui, Xinbao Investment and Fanhua RONS Technologies

●	Loan Agreement

The WFOEs entered into a loan agreement with relevant Nominee Shareholders to provide them loans solely for the purpose of contribution of registered capital of these consolidated VIEs, or the PRC domestic companies. The principal loan amounts equaled to the capital contributions to the PRC domestic companies. The WFOEs had the sole discretion to determine the method of repayment, including requiring the Nominee Shareholders to transfer their equity interests in these PRC domestic companies to the WFOEs or its designated person.

The term of the loan agreement was for ten years, which could be extended only upon written agreement of the parties. If the loan was not extended, then upon its expiration and subject to then applicable PRC laws, the loan could be repaid only with the proceeds from a transfer of the individual shareholder’s equity interests in the PRC domestic companies to the WFOEs or another person or entity designated by them. The WFOEs had the right to accelerate the loan repayment upon certain events, including but not limited to if the individual shareholder resigned or was dismissed from employment by us or if the WFOEs exercised their option to purchase the Nominee Shareholders’ equity interests in the PRC domestic companies pursuant to the Exclusive Option Agreement described below. The loan agreements were terminated in December 2024 and September 2025, respectively, in connection with the disposal of the relevant entities.

●	Equity Interest Pledge Agreement

The relevant Nominee Shareholders of these PRC domestic companies entered into an equity interest pledge agreement, pledging all of their respective equity interests in these PRC domestic companies as collateral to ensure that these PRC domestic companies fully performed their obligations under the Exclusive Technical and Consulting Services Agreement, Exclusive Option Agreement and Loan Agreement, including the payment of technology and consulting service fees and repayment of the loan and the accrued interests to the WFOEs. The Nominee Shareholders also agreed not to transfer or create any encumbrances adverse to the WFOEs on their equity interests in these PRC domestic companies. During the term of the equity pledge agreement, the WFOEs were entitled to all the dividends declared on the pledged equity interests. The agreement became effective upon registration with relevant administration for industry and commerce (the “AIC”) and remained in effect until all of the obligations of these PRC domestic companies under the Exclusive Technical and Consulting Services Agreement, Exclusive Option Agreement and Loan Agreement had been duly performed or terminated. These obligations, and consequently the pledge agreement itself, were terminated in December 2024 and September 2025, respectively in connection with the disposal of the relevant entities .

●	Power of Attorney

Relevant Nominee Shareholders of these PRC domestic companies irrevocably authorized the WFOEs to exercise the rights related to their shareholdings, including attending shareholders’ meetings and voting on their behalf on all matters, including but not limited to matters related to the transfer, pledge or disposition of their respective equity interests in these PRC domestic companies, and appointment of the executive directors and senior management of these PRC domestic companies. The WFOEs had the right to appoint any individual or entity to exercise the power of attorney on its behalf. until the shareholder ceased to hold any equity interest in these PRC domestic companies. These power of attorney were for ten years but were terminated in connection with the disposal of the relevant entities in December 2024 and September 2025, respectively, at which point the nominee shareholders ceased to hold their equity interests in these companies..

Agreements that Transfer Economic Benefits to the Group

●	Exclusive Option Agreement

Relevant Nominee Shareholders of these PRC domestic companies entered into an exclusive purchase option agreement to irrevocably grant the WFOEs an exclusive option to purchase, or designate one or more persons to purchase, part or all of their equity interests in these PRC domestic companies at the WFOEs’ sole and absolute discretion, when and to the extent permitted by PRC laws. The purchase price was equal to the higher of: (i) the amount of registered capital actually contributed by the equity holder; or (ii) a minimum price permitted under applicable PRC laws. The Exclusive Option Agreements were terminated in December 2024 and September 2025, respectively, in connection with the disposal of the relevant entities.

●	Exclusive Technology and Consulting Services Agreement

Pursuant to Exclusive Technical and Consulting Services Agreement between (i) the WFOEs, and (ii) these PRC domestic companies, the WFOEs agreed to provide these PRC domestic companies with comprehensive business support, technical, consulting and other services including such as training services and other services relating to IT platform and internal control compliance.

In exchange, these PRC domestic companies agreed to pay a quarterly fee calculated primarily based on a percentage of its revenues. The agreement has an initial term of one year and was subject to annual renewal upon mutual agreement. The agreement was terminated in September 2025 in connection with the disposal of the relevant entities, which constituted the legal transfer contemplated in its terms.

Because of contractual arrangements with the consolidated VIEs and their Nominee Shareholders, the Group was the primary beneficiary of the consolidated VIEs and their subsidiaries and consolidated them into unaudited consolidated financial statements.

Risks in relation to the VIE Arrangement

In the opinion of the Company’s legal counsel, based on PRC laws and regulations in effect during the relevant period: (i) the historical ownership structure relating to the consolidated VIEs of the Company was in compliance with PRC laws and regulations; (ii) the contractual arrangements with the consolidated VIEs and the individual shareholders were legal, valid and binding obligation of such party, and enforceable against such party in accordance with their respective terms; and (iii) the execution, delivery and performance of the consolidated VIEs and its shareholders did not result in any violation of the provisions of the articles of association and business licenses of the VIEs, and any violation of any PRC laws and regulations in effect.

Uncertainties in the PRC legal system could cause the Company’s historical corporate structure to be found in violation of PRC laws or regulations on a retrospective basis. This could have limited the Company’s ability, through the Primary Beneficiary, to enforce its rights under these contractual arrangements while they were in effect. Furthermore, the shareholders of the consolidated VIEs could have had interests that were different from those of the Company, which could have increased the risk that the shareholders would have sought to breach the existing terms of the aforementioned agreements.

In addition, if the historical structure or any of the contractual arrangements were to be found to be in violation of any existing or future PRC laws, the Company may be subject to penalties, which may include but not be limited to fines or other sanctions. The imposition of any such penalties could have a material adverse effect on the Company’s financial condition and results of operations. However, as the contractual arrangements have been terminated and the VIEs disposed of, the risk of operational disruption, license revocation, or deconsolidation has been eliminated.

Summarized below is the information related to the consolidated VIEs, including total assets, total current liabilities, total liabilities, net revenues, total operating costs and expenses, net income (loss) and cash flows after intercompany elimination are as follows:

As of June 30, 2025
RMB
Total assets	119,599
Total current liabilities	32,212
Total liabilities	39,158
	Six months ended December 31, 2024	Three months ended September 30, 2025
	RMB	RMB
Net revenues	215,307	9,485
Operating costs and expenses	(110,862)	(7,566)
Net income	28,717	2,277
Net cash generated from operating activities	25,125	8,085